Equity Awards and Warrants - Equity Incentive Plan (Details) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 01, 2023	Nov. 30, 2023 USD ($) shares	Nov. 30, 2022 USD ($)	Nov. 30, 2023 USD ($) plan shares	Nov. 30, 2022 USD ($)	May 31, 2023 plan shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of active plans | plan				1		1
General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation | $		$ 0.6	$ 1.8	$ 1.1	$ 3.1
2012 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance		56.3		56.3		56.3
Percentage of share outstanding	1.00%
Shares available for future stock-based grants						56.3